Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents.
Schedule of cash and cash equivalents
	December 31
	2019	2018
Cash and banks - denominated in the R$	50,526	17,499
Cash and banks - in foreign currency	17,448	27,923
Short-term financial assets (*)	7,924	4,428
	75,898	49,850

(*)    In the years ended December 31, 2019 and 2018, there were no investments in foreign currency.